Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Revenues	$ 164,330,202	$ 152,338,278	$ 136,539,399
Revenues - related party		1,973,643	7,592,784
Total revenues	164,330,202	154,311,921	144,132,183
Expenses
Voyage expenses	18,649,258	13,804,032	13,618,025
Voyage expenses - related party	2,037,917	1,912,505	1,772,240
Charter hire expenses	6,150,780	3,524,770	4,054,387
Vessels' operating expenses	59,920,278	58,618,526	55,680,993
Vessels' operating expenses - related party	514,500	800,908	3,141,843
Dry-docking costs	3,617,577	3,529,047	3,613,230
Management fees - related party	7,027,195	7,205,490	7,346,180
General and administrative expenses (including $1,187,037, $1,209,499, and $1,294,722 to related party)	3,046,962	2,898,958	3,110,409
Depreciation	41,258,142	38,921,672	39,096,589
Impairment loss	11,351,821	6,461,273	5,735,086
Net (gain)/loss on sale of vessels	763,925	77,314	(118,427)
Other operating costs/(income)	(549,804)	1,058,863
Total expenses	153,788,551	138,813,358	137,050,555
Income from operations	10,541,651	15,498,563	7,081,628
Other (expenses)/income
Interest and finance costs	(23,286,547)	(16,661,464)	(14,268,148)
Loss on derivatives	(11,982)	(403,943)	(767,196)
Interest income and other income	587,477	322,868	454,472
Foreign exchange (loss)/gain	(107,119)	25,739	(299,056)
Other expenses, net	(22,818,171)	(16,716,800)	(14,879,928)
Net loss	$ (12,276,520)	$ (1,218,237)	$ (7,798,300)
Loss per share
- Basic and diluted	$ (0.31)	$ (0.03)	$ (0.20)
Weighted average number of shares
- Basic and diluted	39,860,563	39,809,364	39,824,038